Financial instruments and risk management - Fair Value Estimation, Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Total equity	£ 52,934	£ 75,710	£ 67,401	£ 62,955
Hedging reserve
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Total equity	(194)	(327)	£ (363)	£ (504)
Cash flow hedges
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Cash flow hedge reserve	(362)	(464)
Cash flow hedges | Currency Risk
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Cash flow hedge reserve	£ (77)	£ 99
Long-term Borrowings | Net investment hedges (non-derivative related)
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Nominal amount of hedging instrument	380	389
Changes in fair value used for calculating hedge ineffectiveness	£ 9	£ 21